Pension and Postretirement Benefit Plans and Defined Contribution Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Postretirement Benefit Plans and Defined Contribution Plans
Pension and Postretirement Benefit Plans and Defined Contribution Plans

The majority of our employees worldwide are covered by defined benefit pension plans, defined contribution plans or both. In the U.S., we have both Internal Revenue Code-qualified and supplemental (non-qualified) defined benefit plans and contribution plans. A qualified plan meets the requirements of certain sections of the Internal Revenue Code, and, generally, contributions to qualified plans are tax deductible. A qualified plan typically provides benefits to a broad group of employees with restrictions on discriminating in favor of highly compensated employees with regard to coverage, benefits and contributions. A supplemental (non-qualified) plan provides additional benefits to certain employees. In addition, we provide medical insurance benefits to certain retirees and their eligible dependents through our postretirement plans.

A. Components of Net Periodic Benefit Costs and Changes in Other Comprehensive Income/(Loss)

The following table provides the annual cost (including, for 2013 and 2012, costs reported as part of discontinued operations) and changes in Other comprehensive income/(loss) for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)(b)			International(c)			Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Service cost	$253	$301	$357	$20	$26	$35	$199	$216	$215	$55	$61	$68
Interest cost	697	666	697	57	67	62	394	378	406	169	166	182
Expected return on plan assets	(1,043)	(999)	(983)	—	—	—	(459)	(407)	(424)	(63)	(55)	(46)
Amortization of:
Actuarial losses	63	355	306	29	51	41	97	129	93	6	46	33
Prior service credits	(7)	(7)	(10)	(2)	(2)	(3)	(7)	(5)	(7)	(57)	(44)	(49)
Curtailments	2	—	(62)	—	—	(9)	—	(20)	(16)	(7)	(11)	(65)
Settlements	52	113	145	28	40	33	22	22	7	—	—	—
Special termination benefits	—	—	8	—	—	30	8	4	5	—	—	6
Net periodic benefit costs reported in Income	16	429	458	132	182	189	254	317	279	102	163	129
(Income)/cost reported in Other comprehensive income/(loss)(e)	2,768	(3,044)	461	163	(255)	110	260	(569)	759	(174)	(736)	267
(Income)/cost recognized in Comprehensive income	$2,784	$(2,615)	$919	$294	$(73)	$299	$514	$(252)	$1,038	$(72)	$(573)	$396

(a)
2014 v. 2013––The decrease in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses), (ii) lower service cost resulting from cost-reduction initiatives, (iii) lower settlement activity and (iv) greater expected return on plan assets resulting from an increased plan asset base, partially offset by higher interest costs resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation. 2013 v. 2012––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) lower service cost resulting from cost reduction initiatives, (ii) lower settlements and (iii) higher expected return on plan assets resulting from an increased plan asset base, partially offset by the curtailment gain in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico. Also, the decrease in the discount rate resulted in lower interest costs, as well as an increase in the amounts amortized for actuarial losses.

(b)
2014 v. 2013––The decrease in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation, (ii) lower settlement activity and (iii) lower interest costs. 2013 v. 2012––The decrease in net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) a decrease in special termination benefits, partially offset by (ii) an increase in the amounts amortized for actuarial losses resulting from a decrease in discount rates, and (iii) the curtailment gain in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico.

(c)
2014 v. 2013––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) greater expected return on plan assets resulting from an increased plan asset base, (ii) the decrease in the amounts amortized for actuarial losses resulting from increases, in 2013, in the discount rates used to determine the benefit obligations, partially offset by (iii) increased curtailment losses primarily due to a loss relating to a U.K. pension plan freeze in the current year and (iv) changes in curtailments related to restructuring initiatives. 2013 v. 2012––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from changes in assumptions, (ii) lower expected return on plan assets driven by lower expected rate of return in certain significant plans, (iii) higher settlements and (iv) 2012 curtailment gains, partially offset by (v) lower interest costs resulting from the decrease in discount rates.

(d)
2014 v. 2013––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses). 2013 v. 2012––The increase in net periodic benefit cost for our postretirement plans was primarily driven by (i) 2012 curtailment gains, partially offset by (ii) higher expected return on plan assets and (iii) a decrease in special termination benefits. Also, the decrease in the discount rate resulted in (iv) lower interest costs, as well as (v) an increase in the amounts amortized for actuarial losses.

(e)	For details of the changes in Other comprehensive income/(loss), see the benefit plan activity in the consolidated statements of comprehensive income.

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2015 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses	$(330)	$(46)	$(133)	$(40)
Prior service credits and other	7	2	7	123
Total	$(324)	$(44)	$(126)	$84

B. Actuarial Assumptions

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2014	2013	2012
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	4.2%	5.2%	4.3%
U.S. non-qualified pension plans	4.0%	4.8%	3.9%
International pension plans	3.0%	3.9%	3.8%
Postretirement plans	4.2%	5.1%	4.1%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.7%	2.9%	3.1%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	5.2%	4.3%	5.1%
U.S. non-qualified pension plans	4.8%	3.9%	5.0%
International pension plans	3.9%	3.8%	4.7%
Postretirement plans	5.1%	4.1%	4.8%
Expected return on plan assets:
U.S. qualified pension plans	8.5%	8.5%	8.5%
International pension plans	5.8%	5.6%	5.9%
Postretirement plans	8.5%	8.5%	8.5%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	3.5%
U.S. non-qualified pension plans	2.8%	2.8%	3.5%
International pension plans	2.9%	3.1%	3.3%

The assumptions above are used to develop the benefit obligations at fiscal year-end and to develop the net periodic benefit cost for the subsequent fiscal year. Therefore, the assumptions used to determine net periodic benefit cost for each year are established at the end of each previous fiscal year, while the assumptions used to determine benefit obligations are established at each fiscal year-end.

The net periodic benefit cost and the benefit obligations are based on actuarial assumptions that are reviewed on at least an annual basis. We revise these assumptions based on an annual evaluation of long-term trends, as well as market conditions that may have an impact on the cost of providing retirement benefits.

The weighted-average discount rate for our U.S. defined benefit plans is determined annually and evaluated and modified to reflect at year-end the prevailing market rate of a portfolio of high-quality fixed income investments, rated AA/Aa or better that reflect the rates at which the pension benefits could be effectively settled. For our international plans, the discount rates are set by benchmarking against investment grade corporate bonds rated AA/Aa or better, including, when there is sufficient data, a yield curve approach. These rate determinations are made consistent with local requirements. Overall, the yield curves used to determine the discount rates at year-end 2014 exhibited lower interest rates as compared to the prior year.

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2014	2013
Healthcare cost trend rate assumed for next year	7.0%	7.3%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2027	2027

The following table provides the effects as of December 31, 2014 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$15	$(14)
Effect on postretirement benefit obligation	228	(217)

Actuarial and other assumptions for pension and postretirement plans can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of the risks associated with estimates and assumptions, see Note 1C.

C. Obligations and Funded Status

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans (including, for 2013, those reported as part of discontinued operations):

	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)(b)		International(c)		Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2014	2013	2014	2013	2014	2013	2014	2013
Change in benefit obligation(e)

Benefit obligation, beginning	$13,976	$16,268	$1,341	$1,549	$10,316	$10,227	$3,438	$4,165
Service cost	253	301	20	26	197	216	55	61
Interest cost	697	666	57	67	393	378	169	166
Employee contributions	—	—	—	—	8	10	75	69
Plan amendments	—	—	—	—	(54)	1	(692)	(152)
Changes in actuarial assumptions and other	2,653	(2,257)	218	(165)	1,346	229	447	(540)
Foreign exchange impact	—	—	—	—	(794)	(66)	(10)	(9)
Acquisitions/divestitures, net	—	—	—	37	(55)	(63)	—	—
Curtailments	2	(8)	—	(1)	(127)	(64)	(4)	(8)
Settlements	(308)	(444)	(96)	(105)	(32)	(156)	—	—
Special termination benefits	—	—	—	—	8	4	—	—
Benefits paid	(697)	(550)	(58)	(67)	(408)	(400)	(309)	(314)
Benefit obligation, ending(e)	16,575	13,976	1,481	1,341	10,796	10,316	3,168	3,438

Change in plan assets
Fair value of plan assets, beginning	12,869	12,540	—	—	8,250	7,589	741	644
Actual gain on plan assets	819	1,318	—	—	1,046	976	45	98
Company contributions	23	5	154	172	316	380	210	244
Employee contributions	—	—	—	—	8	10	75	69
Foreign exchange impact	—	—	—	—	(594)	(95)	—	—
Acquisitions/divestitures, net	—	—	—	—	3	(54)	—	—
Settlements	(308)	(444)	(96)	(105)	(32)	(156)	—	—
Benefits paid	(697)	(550)	(58)	(67)	(408)	(400)	(309)	(314)
Fair value of plan assets, ending	12,706	12,869	—	—	8,588	8,250	762	741
Funded status—Plan assets less than benefit obligation	$(3,869)	$(1,107)	$(1,481)	$(1,341)	$(2,208)	$(2,066)	$(2,406)	$(2,697)

(a)
The unfavorable change in the funded status of our U.S. qualified plans is primarily due to (i) a decrease in the discount rate (reflecting lower interest rates) and (ii) a change in mortality assumptions (reflecting a longer life expectancy for plan participants), which more than offset (iii) a gain on plan assets.

(b)
Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.

(c)
    The unfavorable change in the international plans' funded status was primarily due to (i) a decrease in the discount rate (reflecting lower interest rates), partially offset by (ii) the strengthening U.S. dollar and (iii) a gain on plan assets.

(d)
The favorable change in the funded status of our postretirement plans is due to (i) a plan amendment that decreased the benefit obligation by transferring certain plan participants to a retiree drug coverage program eligible for a Medicare Part D plan subsidy, partially offset by (ii) a decrease in the discount rate (reflecting lower interest rates).

(e)
For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $16.3 billion in 2014 and $13.7 billion in 2013. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.4 billion in 2014 and $1.3 billion 2013. The ABO for our international pension plans was $10.3 billion in 2014 and $9.7 billion in 2013.

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2014	2013	2014	2013	2014	2013	2014	2013
Noncurrent assets(a)	$—	$—	$—	$—	$509	$318	$—	$—
Current liabilities(b)	—	—	(136)	(151)	(45)	(46)	(27)	(29)
Noncurrent liabilities(c)	(3,869)	(1,107)	(1,345)	(1,190)	(2,671)	(2,338)	(2,379)	(2,668)
Funded status	$(3,869)	$(1,107)	$(1,481)	$(1,341)	$(2,208)	$(2,066)	$(2,406)	$(2,697)

(a)	Included primarily in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2014	2013	2014	2013	2014	2013	2014	2013
Actuarial losses(a)	$(4,735)	$(1,974)	$(567)	$(406)	$(2,527)	$(2,213)	$(745)	$(292)
Prior service (costs)/credits	35	42	10	11	36	(18)	1,098	470
Total	$(4,700)	$(1,932)	$(557)	$(395)	$(2,492)	$(2,231)	$352	$178

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants, using the corridor approach. The average amortization periods utilized are 9.5 years for our U.S. qualified plans, 9.4 years for our U.S. supplemental (non-qualified) plans, 17.4 years for our international plans, and 10.6 years for our postretirement plans.

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2014	2013	2014	2013	2014	2013
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$12,706	$12,869	$—	$—	$1,718	$1,309
Accumulated benefit obligation	16,323	13,704	1,447	1,294	4,021	3,348
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,706	12,869	—	—	1,999	2,499
Projected benefit obligation	16,575	13,976	1,481	1,341	4,715	4,883
All of our U.S. plans and many of our international plans were underfunded as of December 31, 2014.

D. Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)				Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2014	Level 1	Level 2	Level 3	As of December 31, 2013	Level 1	Level 2	Level 3
U.S. qualified pension plans
Cash and cash equivalents	$756	$84	$672	$—	$360	$—	$360	$—
Equity securities:
Global equity securities	3,394	3,391	2	1	4,335	4,328	7	—
Equity commingled funds	1,845	—	1,698	147	2,294	—	2,294	—
Fixed Income securities:
Corporate debt securities	3,013	—	3,008	5	2,042	—	2,042	—
Government and agency obligations	1,124	—	1,124	—	1,235	—	1,235	—
Fixed income commingled funds	242	—	242	—	675	—	675	—
Other investments:
Partnership investments(c)	958	—	—	958	932	—	—	932
Insurance contracts	278	—	278	—	281	—	281	—
Other commingled funds(d)	1,096	—	—	1,096	715	—	—	715
Total	12,706	3,475	7,024	2,207	12,869	4,328	6,894	1,647
International pension plans
Cash and cash equivalents	331	25	306	—	229	—	229	—
Equity securities:
Global equity securities	1,781	1,674	107	—	1,833	1,832	1	—
Equity commingled funds	1,851	19	1,832	—	2,446	—	2,446	—
Fixed Income securities:
Corporate debt securities	773	183	590	—	614	—	614	—
Government and agency obligations	1,213	140	1,073	—	812	—	812	—
Fixed income commingled funds	1,037	44	969	24	968	—	968	—
Other investments:
Partnership investments(c)	61	—	6	55	69	—	5	64
Insurance contracts	425	1	150	274	421	—	121	300
Other(d)	1,116	46	326	744	858	—	358	500
Total	8,588	2,132	5,359	1,097	8,250	1,832	5,554	864
U.S. postretirement plans(b)
Cash and cash equivalents	18	1	17	—	29	—	29	—
Equity securities:
Global equity securities	89	89	—	—	105	105	—	—
Equity commingled funds	49	—	45	4	56	—	56	—
Fixed Income securities:
Corporate debt securities	79	—	79	—	50	—	50	—
Government and agency obligations	30	—	30	—	30	—	30	—
Fixed income commingled funds	6	—	6	—	16	—	16	—
Other investments:
Partnership investments(c)	25	—	—	25	23	—	23	—
Insurance contracts	437	—	437	—	415	—	415	—
Other commingled funds(d)	29	—	—	29	17	—	17	—
Total	$762	$90	$614	$58	$741	$105	$636	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

(c)	Primarily includes investments in private equity, private debt and, to a lesser extent, real estate and venture capital.

(d)	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	U.S. Qualified Pension Plans				International Pension Plans
	Partnership investments		Other commingled funds		Insurance contracts		Other
(MILLIONS OF DOLLARS)	2014	2013	2014	2013	2014	2013	2014	2013
Fair value, beginning	$932	$950	$715	$673	$300	$346	$500	$389
Actual return on plan assets:
Assets held, ending	104	86	47	18	23	15	47	13
Assets sold during the period	—	—	(7)	(6)	—	—	8	—
Purchases, sales and settlements, net	(78)	(105)	341	31	(20)	(40)	254	69
Transfer into/(out of) Level 3	—	—	—	—	—	(16)	(19)	27
Exchange rate changes	—	—	—	—	(29)	(5)	(46)	2
Fair value, ending	$958	$932	$1,096	$715	$274	$300	$744	$500

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. For a description of the risks associated with estimates and assumptions, see Note 1C.

Specifically, the following methods and assumptions were used to estimate the fair value of our pension and postretirement plans’ assets:

•	Cash and cash equivalents, Equity commingled funds, Fixed-income commingled funds––observable prices.

•	Global equity securities—quoted market prices.

•	Government and agency obligations, Corporate debt securities—observable market prices.

•
Other investments—principally unobservable inputs that are significant to the estimation of fair value. These unobservable inputs could include, for example, the investment managers’ assumptions about earnings multiples and future cash flows.

We periodically review the methodologies, inputs and outputs of third-party pricing services for reasonableness.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2014	2014	2013
U.S. qualified pension plans
Cash and cash equivalents	0-10%	5.9%	2.8%
Equity securities	35-55%	41.2%	51.5%
Fixed Income securities	28-53%	34.5%	30.7%
Other investments	5-20%	18.4%	15.0%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	3.9%	2.8%
Equity securities	35-55%	42.3%	51.9%
Fixed Income securities	28-53%	35.2%	29.0%
Other investments	5-20%	18.6%	16.3%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	2.4%	4.0%
Equity securities	10-35%	18.1%	21.7%
Fixed Income securities	5-30%	15.1%	13.0%
Other investments	55-70%	64.4%	61.3%
Total	100%	100%	100%
Global plan assets are managed with the objective of generating returns that will enable the plans to meet their future obligations, while seeking to minimize net periodic benefit costs and cash contributions over the long-term. We utilize long-term asset allocation ranges in the management of our plans’ invested assets. Our long-term return expectations are developed based on a diversified, global investment strategy that takes into account historical experience, as well as the impact of portfolio diversification, active portfolio management, and our view of current and future economic and financial market conditions. As market conditions and other factors change, we may adjust our targets accordingly and our asset allocations may vary from the target allocations.

Our long-term asset allocation ranges reflect our asset class return expectations and tolerance for investment risk within the context of the respective plans’ long-term benefit obligations. These ranges are supported by analysis that incorporates historical and expected returns by asset class, as well as volatilities and correlations across asset classes and our liability profile.

The investment managers of certain commingled funds and private equity funds may be permitted to use derivative securities as described in each respective investment management, subscription, partnership or other governing agreement.

E. Cash Flows

It is our practice to fund amounts for our qualified pension plans that are at least sufficient to meet the minimum requirements set forth in applicable employee benefit laws and local tax laws.

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2015(a)	$1,000	$136	$227	$91
Expected benefit payments:
2015	$904	$136	$368	$261
2016	870	118	376	211
2017	932	124	383	216
2018	1,021	129	390	220
2019	949	114	399	222
2020–2024	4,874	547	2,125	1,146

(a)	For the U.S. Qualified plan, the $1.0 billion voluntary contribution was paid in January 2015.

The table reflects the total U.S. and international plan benefits projected to be paid from the plans or from our general assets under the current actuarial assumptions used for the calculation of the benefit obligation and, therefore, actual benefit payments may differ from projected benefit payments.
F. Defined Contribution Plans

We have defined contribution plans in the U.S. and several other countries. For the majority of the U.S. defined contribution plans, employees may contribute a portion of their salaries and bonuses to the plans, and we match, in cash, a portion of the employee contributions. Beginning on January 1, 2011, for new non-union employees in the U.S. or Puerto Rico, we no longer offer a defined benefit pension plan and, instead, offer an enhanced benefit under our defined contribution plans. The enhanced benefit consists of a non-contributory employer contribution determined based on each employee’s eligible compensation, age and years of service. We recorded charges related to the employer contributions to global defined contribution plans of $278 million in 2014, $266 million in 2013 and $297 million in 2012.